FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Disclosure of detailed information about interest expense [Table Text Block]
	Year Ended December 31,
	2024	2023
Debt facilities(1) (Note 21)	$13,161	$12,644
Accretion of decommissioning liabilities	9,610	8,325
Lease liabilities (Note 22)	2,276	2,605
Interest and other	3,013	2,706
	$28,060	$26,280

(1) During the year ended December 31, 2024, finance costs for debt facilities includes non-cash accretion expense of $10.1 million (2023 - $9.6 million).